Short-Term Investments - Schedule of Short-Term Investments Held by Group (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt securities:
Available-for-sale	$ 2,196	$ 4,100
Equity securities:
Equity securities with readily determinable fair values	$ 1,832	$ 876